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                         MFS(R) VARIABLE INSURANCE TRUST

                                  VALUE SERIES

                      Supplement to the Current Prospectus


The description of portfolio managers under the "Management of the Series - Investment Adviser" section is hereby restated as follows:

          Maura A. Shaughnessy, a Senior Vice President of the Adviser, is the portfolio manager of the Series. Ms. Shaughnessy has been employed as a portfolio manager by the Adviser since 1991.





























                  The date of this Supplement is March 5, 1999.

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                         MFS(R) VARIABLE INSURANCE TRUST

                               TOTAL RETURN SERIES

                      Supplement to the Current Prospectus


The description of portfolio managers under the "Management of the Series - Investment Adviser" section is hereby restated as follows:

          Total Return Series - David M. Calabro, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1992. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Series' portfolio. Geoffrey
          L. Kurinsky, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Mr. Kurinsky is the manager of the Series' fixed income securities. Constantinos G. Mokas a Vice President of MFS, has been a portfolio manager of the Series since April 1, 1998, and has been employed by the Adviser as a portfolio manager since 1990. Mr. Mokas is the manager of the Series' convertible securities. Lisa B. Nurme, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Ms. Nurme is a manager of the common stock portion of the Series' portfolio. Each individual became a portfolio manager of the Series on July 19, 1995. Kenneth J. Enright, a Senior Vice President of the Adviser, has been employed by the Adviser as a portfolio manager since 1986. Mr. Enright became a manager of the common stock portion of the Series' portfolio on January 15, 1999.





                  The date of this Supplement is March 5, 1999.